Other Current Financial Assets - Schedule of Other Current Financial Assets (Details) - Other Non-Current Financial Assets [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
Schedule of Other Current Financial Assets [Line Items]
Deposits				$ 300
Advances for network acquisition	5,062,810	4,791,371	[1]	3,879,484	[1]
Loans and advances to related parties	101,825	257,212		18,059
Other loans and advances	627,336	374,829		325,114
Unbilled revenue	6,196,143	437,005
Total	$ 11,988,116	$ 5,860,417		$ 4,222,957

[1]	The amounts presented as “Advances for network acquisition” refer to upfront payments made to acquire subscriber networks, including subsequent tranches of additional networks. This process typically involves securing access to a base of existing or potential subscribers from another network provider or entity. The goal of acquiring such networks is to enhance the company’s subscriber base, drive revenue growth, expand market reach, and reduce competition within specific territories. These advances form part of the company’s strategic initiatives to strengthen its customer portfolio and establish a more prominent position in the industry.